Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss

Note	21 | Financial assets at fair value through profit or loss

	12.31.25	12.31.24
Non-current
Shares	53,686	-

Current
Negotiable instruments	130,868	150,616
Mutual funds	434,801	327,368
Total current	565,669	477,984

On June 30, 2025, the Company acquired a minority interest in the share capital of two companies engaged in the development of mining projects aimed at the exploration of critical minerals, such as lithium and copper, at an early-stage or pre-exploration phase, in the province of Catamarca, whose adjacent areas show high prospectivity, for $ 33,145. Those acquisitions represent 15% and 40% of those companies’ share capital, with political rights in the latter case being limited to 11.8%. The Company has recognized these investments at their fair value in accordance with IFRS 9.

The fair value of the shares as of December 31, 2025 amounts to $ 53,686 and has been determined on the basis of valuation reports prepared by independent experts, which take into consideration third-party comparable transactions involving properties at similar exploration stages. Due to the fact that there is no active market for the shares, a per-hectare multiples approach was used, adjusted for geological characteristics, location and market conditions. The applicable fair value category is Level 3 (Note 5).